Income tax and deferred taxes (Details 9) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax related to other income and expense components with a charge or credit to net equity
Gain (loss) from defined benefit plans	$ 145	$ (702)	$ (1,488)
Cash flow hedge	(1,001)	2,683	0
Amount before taxes (expense) gain [Member]
Income tax related to other income and expense components with a charge or credit to net equity
Gain (loss) from defined benefit plans	974	(3,310)	(1,327)
Cash flow hedge	(3,706)	1,908	5,723
Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income	9,785	1,152	(5,546)
Total	7,053	(250)	(1,150)
(Expense) income for income taxes [Member]
Income tax related to other income and expense components with a charge or credit to net equity
Gain (loss) from defined benefit plans		702	396
Cash flow hedge		(2,683)	0
Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income		(311)	1,498
Total		(2,292)	1,894
Gains Losses For Income Taxes [Member]
Income tax related to other income and expense components with a charge or credit to net equity
Gain (loss) from defined benefit plans	(145)
Cash flow hedge	1,001
Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income	(2,642)
Total	(1,786)
Amount After Taxes Expense Gain [Member]
Income tax related to other income and expense components with a charge or credit to net equity
Gain (loss) from defined benefit plans	829	(2,608)	(931)
Cash flow hedge	(2,705)	(775)	5,723
Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income	7,143	841	(4,048)
Total	$ 5,267	$ (2,542)	$ 744